Costs and Expenses by nature	12 Months Ended
Dec. 31, 2017
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Costs and Expenses by nature
26.	Costs and Expenses by nature

	2017	2016	2015
Raw material and products for resale	(20,053)	(18,870)	(29,110)
Materials, third-party services, freight, rent and other related costs	(19,049)	(14,920)	(20,951)
Depreciation, depletion and amortization	(13,307)	(13,965)	(11,591)
Employee compensation	(9,045)	(9,984)	(9,079)
Production taxes	(7,900)	(4,879)	(6,064)
Provision for the class action agreement	(3,449)	—	—
Other taxes (*)	(1,843)	(714)	(2,796)
Unscheduled stoppages and pre-operating expenses	(1,598)	(1,859)	(1,239)
Impairment (losses) / reversals	(1,191)	(6,193)	(12,299)
(Losses) /Gains on legal, administrative and arbitration proceedings	(898)	(1,393)	(1,569)
Allowance for impairment of trade receivables	(708)	(1,131)	(941)
Exploration expenditures written off (includes dry wells and signature bonuses)	(279)	(1,281)	(1,441)
Institutional relations and cultural projects	(258)	(253)	(428)
Changes in inventories	110	(437)	(155)
Health, safety and environment	(70)	(80)	(95)
Reclassification of cumulative translation adjustment	(37)	(1,457)	—
Provision for debt acknowledgments of suppliers with subcontractors	—	(105)
Amounts recovered from Lava Jato investigation	252	131	72
Gain on remeasurement of investment retained with loss of control	217	—	—
Gains and losses on disposal/write-offs of assets (**)	1,498	293	(758)

Total	(77,608)	(77,097)	(98,444)

In the Statement of income			—
Cost of sales	(60,147)	(55,417)	(67,485)
Selling expenses	(4,538)	(3,963)	(4,627)
General and administrative expenses	(2,918)	(3,319)	(3,351)
Exploration costs	(800)	(1,761)	(1,911)
Research and development expenses	(572)	(523)	(630)
Other taxes (*)	(1,843)	(714)	(2,796)
Impairment	(1,191)	(6,193)	(12,299)
Other income and expenses	(5,599)	(5,207)	(5,345)

Total	(77,608)	(77,097)	(98,444)

(*)	It includes the impact of tax settlement programs in the amount of US$ 883, mainly recognized in the second quarter of 2017 as set out note in 21.2.
(**)	Includes returned areas and cancelled projects, as well as the divestment in NTS as set out in note 10.1.